Derivative liabilities - Changes in fair values of the derivative liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative liabilities.
Balance, beginning	$ 17,899,855	$ 5,456,265
Decrease of derivative liabilities for warrants priced in USD per change in functional currency (Note 3)	(17,899,855)
Recognize of derivative liabilities for warrants priced in CAD per change in functional currency (Note 3)	32,439,081
Warrants exercised	(13,327,450)	(20,491,542)
Changes in fair value of derivative liabilities	(18,920,428)	32,935,132
Balance, ending	$ 191,203	$ 17,899,855